Subsequent Events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events
The Company has evaluated subsequent events from the balance sheet date through June 21, 2021, the date at which the consolidated financial statements were available to be issued.
Merger Agreement
On February 4, 2021, 23andMe, Inc. entered into an Agreement and Plan of Merger, as amended on February 13, 2021 and March 25, 2021 (the “Merger Agreement”), with VG Acquisition Corp (“VGAC”), a Cayman Islands exempted company. The Merger Agreement provided for, among other things, the domestication of VGAC (the “Domestication”), pursuant to which VGAC changed its jurisdiction of incorporation to Delaware and changed its name to 23andMe Holding Co. (“New 23andMe”). The Domestication was followed immediately by the merger of 23andMe, Inc. with a wholly owned subsidiary of New 23andMe (the “Merger”). As a result of the Merger, 23andMe, Inc. became a wholly-owned subsidiary of New 23andMe. The Domestication and the Merger are collectively referred to herein as the “Business Combination” and the closing of the Merger is referred to herein as the “Closing”.
Pursuant to the Domestication, each outstanding ordinary Class A share and ordinary Class B share of VGAC was converted into a share of Class A Common Stock of New 23andMe. Pursuant to the Merger, each outstanding share of 23andMe, Inc. Class A Common Stock was exchanged for 2.293698169 shares of New 23andMe Class A Common Stock, and each outstanding share of 23andMe, Inc. Class B Common Stock, including all shares of 23andMe, Inc. Preferred Stock, which were mandatorily converted into a like number of shares of 23andMe, Inc. Class B Common Stock immediately prior to the Merger, was exchanged for 2.293698169 shares of New 23andMe Class B Common Stock. Shares of New 23andMe Class A Common Stock have one vote per share, and shares of New 23andMe Class B Common Stock have ten votes per share. Shares of New 23andMe Class B Common Stock will be subject to automatic conversion to New 23andMe Class A Common Stock upon any transfers of such shares (except for certain permitted transfers). Upon the Closing, each outstanding option to purchase 23andMe, Inc. Class A Common Stock and 23andMe, Inc. Class B Common Stock and each outstanding restricted stock unit (whether vested or unvested) was assumed by New 23andMe and converted into comparable options or restricted stock units that will be exercisable for, (or in the case of restricted stock units, settled for) 2.293698169 shares of New 23andMe Class A Common Stock.
Pursuant to the Domestication, each outstanding warrant of VGAC was converted into a warrant to purchase one share of New 23andMe Class A Common Stock upon exercise of such warrant, and each outstanding unit of VGAC not previously separated into an underlying Class A ordinary share of VGAC and an underlying warrant to purchase a Class A ordinary share of VGAC was canceled and, upon the Closing, represented the right to purchase one share of Class A Common Stock of New 23andMe and one-third of one warrant exercisable for one share of Class A Common Stock of New 23andMe. No fractional warrants are issuable, and warrant holders may exercise warrants only for a whole number of shares of Class A Common Stock of New 23andMe. The exercise price of the warrants is $11.50 per share. The warrants are redeemable by New 23andMe pursuant to the terms and conditions set forth in the warrant agreements. As of the Closing Date, there are 25,065,665 warrants outstanding, comprised of 8,113,999 private placement warrants held by VG Acquisition Sponsor LLC (the “Sponsor”) and 16,951,666 public warrants. In accordance with the warrant agreements, warrants will become exercisable on October 6, 2021. The warrants will expire five years after the Closing, or earlier upon redemption or liquidation.
The Closing occurred on June 16, 2021 (the “Closing Date”). The transaction is expected to be accounted for as a reverse recapitalization. Gross proceeds of $592 million were received at the Closing and estimated closing costs of $66.6 million were incurred. As of March 31, 2021, $4.0 million of deferred transaction costs were recorded, which consisted of legal, accounting, and other professional services directly related to the Merger. These costs were included in current assets on the Company’s consolidated balance sheet. The cash outflows related to these costs were presented as financing activities on the Company’s consolidated statement of cash flows. These costs will be offset against proceeds upon accounting for the Closing.
PIPE Investment
On February 4, 2021, concurrently with the execution of the Merger Agreement, VGAC entered into subscription agreements with certain investors (the “PIPE Investors”) to which such investors collectively subscribed for an aggregate of 25,000,000 shares of New 23andMe Class A Common Stock at $10.00 per share for aggregate gross proceeds of $250,000,000 (the “PIPE Investment”). The Anne Wojcicki Foundation, which subscribed for 2,500,000 shares of New 23andMe Class A Common Stock, is affiliated with the Company’s CEO and therefore a related party. The PIPE Investments were consummated substantially concurrently with the closing of the Merger.
Lock-up and Earn-Out Shares
Pursuant to a letter agreement entered into on October 1, 2020 (the “VGAC IPO Letter Agreement”) by VGAC, VG Acquisition Sponsor LLC (the “Sponsor”), and the then officers and directors of VGAC (the “VGAC Insiders”), as amended by a Sponsor Letter Agreement (the “Sponsor Letter Agreement”), dated as of February 4, 2021, by and among 23andMe, Inc., VGAC, the Sponsor, the VGAC Insiders and Credit Suisse Securities (USA) LLC as representative of the several Underwriters named in the underwriting agreement with respect to the initial public offering of VGAC (the “Underwriter”), the VGAC Insiders agreed to certain transfer restrictions applicable to 12,713,750 of the Class B ordinary shares of VGAC held by the Sponsor and VGAC Insiders (the “Founder Shares”), which were converted in the Business Combination to a like number of shares of Class A Common Stock of New 23andMe. Pursuant to the VGAC IPO Letter Agreement, as amended by the Sponsor Letter Agreement, 70% of the Founder Shares cannot be transferred (subject to certain limited exceptions) until the earlier to occur of (i) one year after the completion of the Business Combination or (ii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the New 23andMe Class A Common Stock equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, 70% of the Founder Shares will be released from the lock-up.
The Sponsor Letter Agreement amended the VGAC IPO Letter Agreement to provide that 3,814,125 of the Class B ordinary shares of VGAC held by the Sponsor on the date of the Sponsor Letter Agreement (30% of the Founders Shares), which were converted in the Business Combination to a like number of shares of Class A Common Stock of New 23andMe (the “Earn-Out Shares”), are subject to a lockup of seven years pursuant to which such shares may not be sold until the expiration of the lockup period as defined therein. The lockup has an early release effective (i) with respect to 50% of the Earn-Out Shares, upon the closing price of the New 23andMe Class A Common Stock equaling or exceeding $12.50 per share for any 20 trading days within any 30-trading-day period and (ii) with respect to the other 50% of the Earn-Out Shares, upon the closing price of the New 23andMe Class A Common Stock equaling or exceeding $15.00 per share for any 20 trading days within any 30-trading-day period.
Purchase Obligations
In June 2021, the Company entered into a non-cancellable long-term contract with purchase obligations totaling $33 million over a 3-year period related to data services.
Restricted Stock Units
In the first quarter of fiscal year 2022, prior to the Closing, the Company granted 1,237,255 restricted stock units (“RSUs”), subject to vesting based on service. These RSUs were converted into 2,837,889 comparable RSUs of New 23andMe pursuant to the Merger, and represent the right, upon vesting, to receive shares of New 23andMe Class A Common Stock. The fair value of RSUs is determined using the fair value of the Company’s common stock on the date of grant. Stock-based compensation for the RSUs will be recognized over the related vesting period.